NATURE OF OPERATIONS AND GOING CONCERN (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Nov. 30, 2022 CAD ($)	Nov. 30, 2022 USD ($)
NATURE OF OPERATIONS AND GOING CONCERN
Accumulated deficit	$ (164,604)	$ (116,890)
Net loss	(47,714)	(39,890)
Cash outflows from operating activities	$ (44,881)	$ (34,325)
Notes issued			$ 67,200	$ 50